Leases	6 Months Ended
Jun. 30, 2022
Lessee Disclosure [Abstract]
Leases
(13) Leases
The Company leases real estate facilities under
non-cancelable
operating leases with various expiration dates through fiscal year 2023. The Company adopted Topic 842 as of January 1, 2022, using the modified retrospective approach.
At June 30, 2022, the operating lease ROU asset and lease liability balances were $0.1 million and $0.1 million, respectively. The ROU asset balance was recorded in other long-term assets and the lease liability was recorded in other current liabilities on the condensed consolidated balance sheet.
For the three and six months ended June 30, 2022, the Company recorded operating lease costs of $0.1 million and $0.3 million, respectively, in general and administrative expense on the condensed consolidated statements of operations. For the three and six months ended June 30, 2022, the Company’s variable lease costs were not material.
The following table presents supplemental cash flow information related to leases (in thousands):

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$178	$356
The following table presents the remaining cash flows of the Company’s operating lease liabilities as of June 30, 2022 (in thousands):

Operating Leases
2022 (remaining six months)	$129
2023	4

Total undiscounted lease payments	$133
Less: imputed interest	(2)

Total lease liabilities	$131

The following table presents the weighted average remaining lease term and interest rate as of June 30, 2022:

Operating Leases
Weighted average remaining lease term (in years)	0.2
Weighted average discount rate	8.6%
On July 28, 2022, the Company renewed the lease agreement for its corporate headquarters in Sunnyvale, CA to extend the lease for an additional one-year
term. Either party may terminate the agreement at anytime by providing a six month notice.
ASC 840 Disclosures
The Company elected the modified retrospective transition method, which applies ASC 842 as of the effective date on January 1, 2022. Prior to the adoption of ASC 842, the Company applied ASC 840 to its lease transactions.
The following table presents the future minimum lease commitments under the Company’s operating leases as of December 31, 2021, as previously disclosed (in thousands):

	Operating Leases	Lease Termination Agreement
2022	$459	$293
2023	4	49

Total minimum payments	$463	$342

Rent expense was $0.2 million and $0.4 million, respectively, for the three and six months ended June 30, 2021.